Repurchase Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of repurchase transactions [Abstract]
Summary of Repo Transactions and Reverse Repo Transactions
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.25	12.31.24
Debtors for Reverse Repurchase Transactions of Government Securities	722,869,068	—
Interest Accrued Receivable for Reverse Repurchase Transactions	3,230,764	—
Total Repurchase Transactions—Assets	726,099,832	—

	12.31.25	12.31.24
Creditors for Repurchase Transactions of Government Securities	356,158,948	478,715,177
Interest Accrued Payable for Repurchase Transactions	318,229,741	88,055,196
Creditors arising from Securities Lending Activities	1,172,002	940,072
Interest Accrued Payable for Securities Lending Activities	1,536,346	165,459
Total Repurchase Transactions—Liabilities	677,097,037	567,875,904

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items
The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.25	12.31.24
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	—	—
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	209,956,196	—